Note 21 Non current assets and disposal groups classified as held for sale changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		€ 1,061	€ 85,987
Non-current assets or disposal groups classified as held for sale		1,022	1,061	€ 85,987
Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		1,711	86,581	3,622
Additions		214	768	83,551
Contributions from merger transactions		592	0	0
Retirements sales and other decreases		(465)	(83,509)	(523)
Transfers other movements and exchage differences	[1]	27	(2,128)	(48)
Disposals by companies held for sale		0	0	(21)
Non-current assets or disposal groups classified as held for sale		2,078	1,711	86,581
Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		650	594	543
Additions		221	97	103
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(148)	(78)	(69)
Transfers other movements and exchage differences		333	36	18
Disposals by companies held for sale		0	0	(1)
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		1,057	650	594
Balance at the end of net carrying value		1,022	1,061	85,987
Foreclosed assets [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		1,218	1,398	1,648
Additions		211	245	285
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(353)	(298)	(288)
Transfers other movements and exchage differences	[1]	(6)	(127)	(228)
Disposals by companies held for sale		0	0	(19)
Non-current assets or disposal groups classified as held for sale		1,070	1,218	1,398
Foreclosed assets [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		381	386	411
Additions		64	36	74
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(102)	(65)	(56)
Transfers other movements and exchage differences		13	24	(42)
Disposals by companies held for sale		0	0	(1)
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		356	381	386
Balance at the end of net carrying value		714	837	1,012
Property, plant and equipment [member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	452	391	258
Additions	[2]	1	0	0
Contributions from merger transactions	[2]	592	0	0
Retirements sales and other decreases	[2]	(110)	(39)	(45)
Transfers other movements and exchage differences	[1],[2]	35	100	180
Disposals by companies held for sale	[2]	0	0	(2)
Non-current assets or disposal groups classified as held for sale	[2]	970	452	391
Property, plant and equipment [member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	269	208	132
Additions	[2]	158	62	29
Contributions from merger transactions	[2]	0	0	0
Retirements sales and other decreases	[2]	(46)	(13)	(13)
Transfers other movements and exchage differences	[2]	320	12	60
Disposals by companies held for sale	[2]	0	0	0
Additions transfer to discontinued operations	[2]	0	0	0
Non-current assets or disposal groups classified as held for sale	[2]	701	269	208
Balance at the end of net carrying value	[2]	269	183	183
Companies held for sale [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	41	84,792	1,716
Additions	[1]	2	522	83,266
Contributions from merger transactions	[1]	0	0	0
Retirements sales and other decreases	[1]	(2)	(83,172)	(190)
Transfers other movements and exchage differences	[1]	(2)	(2,100)	0
Disposals by companies held for sale	[1]			0
Non-current assets or disposal groups classified as held for sale	[1]	39	41	84,792
Companies held for sale [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	0	0	0
Additions	[1]	0	0	0
Contributions from merger transactions	[1]	0	0	0
Retirements sales and other decreases	[1]	0	0	0
Transfers other movements and exchage differences	[1]	0	0	0
Disposals by companies held for sale	[1]	0	0	0
Additions transfer to discontinued operations	[1]	0	0	0
Non-current assets or disposal groups classified as held for sale	[1]	0	0	0
Balance at the end of net carrying value	[1]	€ 39	€ 41	€ 84,792

[1]	(2) In 2020, the variation corresponds mainly to the USA Sale agreement of BBVA USA (see Note 3).
[2]	(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.